Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Entity Central Index Key	0001166663
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	56,293,237